FINANCE EXPENSE	12 Months Ended
Jun. 30, 2018
Disclosure of finance expense [abstract]
Disclosure Of Expenses Explanatory

7

FINANCE EXPENSE

ACCOUNTING POLICY

Finance expenses comprise interest payable on financial instruments measured at amortised cost calculated using the effective interest method, unwinding of the provision for environmental rehabilitation, interest on finance leases and the fair value adjustment on the initial recognition of the long-term receivable.

Amounts in R million	Note	2018	2017

Unwinding of provision for environmental rehabilitation	10, 23	(45.6)	(46.5)
Fair value adjustment on initial recognition of long-term receivable	24.2	(8.8)	-
Other finance expenses		(4.0)	(5.7)
		(58.4)	(52.2)